Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 18 – INCOME TAX

The Company conducts its major businesses in Spain and is subject to tax in this jurisdiction. During the years ended December 31, 2025, 2024 and 2023, all taxable income of the Company is generated in Spain.

During 2025, 2024 and 2023, the general tax rate to which the Company is subject is 25%.

The below table summarizes the computation of income tax expense for the year ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Net income (loss) before taxes	€(1,544,691)	€(4,481,601)	€(3,130,635)
Add: permanent differences	955,187	2,539,999	886,178
Add (less): temporary differences	589,505	1,941,602	(68,819)
Less: cancellation of negative tax base	-	-	-
Taxable income (loss)	-	-	(2,313,276)
Tax rate at 25%	-	-	(93,022)
Add (less): deferred income tax expenses (recovery)	(388,382)	(1,144,601)	(1,023,826)
Income tax expense (recovery)	€(388,382)	€(1,144,601)	€(1,116,848)

The following table provides a reconciliation between the statutory rate and the effective income tax rate, expressed as a percentage of income before income taxes:

	Year Ended December 31,
	2025	2024	2023
Tax at the statutory rate	25.0%	25.0%	25.0%
Permanent differences	(15.4)%	0.0%	(7.1)%
Temporary differences	(3.4)%	(10.8)%	0.6%
Cancellation of negative tax basis	0.0%	0.0%	0.0%
Tax Credit	0.0%	0.0%	0.0%
Effective tax rate	6.2%	14.2%	18.5%

The Company has carried out a detailed analysis of the recoverability of the deferred assets recorded on its balance sheet. Since Turbo Energy is fiscally consolidated with its parent company, Umbrella Global Energy, the analysis has been conducted in collaboration with independent experts and is based on the Group’s projections of taxable profits and resource generation in foreseeable future.

Umbrella Global Energy has achieved the connection of up to five IPP plants during 2025 and will connect another one during the next months in 2026, that in the best judgment of the management will generate enough taxable profits to fully utilize Company’s recorded tax losses.

Under Spanish Corporate Income Tax law, a group of companies can opt to be taxed as a fiscal unit, meaning that the group is treated as a single taxpayer.

The parent company and its subsidiaries form the tax group. The group files a single consolidated tax return, being the taxable base of the group the aggregate of the individual bases, adjusted by consolidation adjustments (such as eliminations and incorporation of internal gains/losses). Companies and groups of companies with tax loss carryforwards (BINS) can use them to offset future profits.